As filed with the Securities and Exchange Commission on March 15, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

COMMON STOCKS - 83.4%	Shares	Value
Apparel Manufacturing - 2.9%
VF Corporation	12,150	$1,005,048
Beverage and Tobacco Product Manufacturing - 3.4%
Loews Corporation	30,000	1,201,500
Broadcasting (except Internet) - 3.9%
Comcast Corporation	60,400	1,374,100
Chemical Manufacturing - 6.8%
Allergan, Inc.	16,950	1,196,839
Amgen, Inc. (a)	11,300	622,404
Pfizer, Inc.	31,595	575,661
		2,394,904
Computer and Electronic Product Manufacturing - 8.3%
Cynosure, Inc. (a)	43,800	478,077
Dell, Inc. (a)	18,000	236,880
SanDisk Corporation (a)	27,750	1,259,018
Spectrum Control, Inc. (a)	20,000	265,200
Texas Instruments, Inc.	20,000	678,200
		2,917,375
Credit Intermediation and Related Activities - 6.5%
Bank Of New York Mellon Corporation	16,300	509,049
FNB Corporation	48,700	491,870
PNC Financial Services Group, Inc.	21,000	1,260,000
		2,260,919
Insurance Carriers and Related Activities - 5.5%
Arthur J. Gallagher & Company	30,000	890,400
Erie Indemnity Company	15,300	1,016,226
		1,906,626
Machinery Manufacturing - 5.6%
General Electric Company	58,000	1,168,120
Joy Global, Inc.	9,000	784,620
		1,952,740
Miscellaneous Manufacturing - 2.5%
Medtronic, Inc.	22,900	877,528
Oil and Gas Extraction - 1.4%
El Paso Corporation	30,000	476,400
Paper Manufacturing - 2.0%
Kimberly-Clark Corp.	10,750	695,848
Petroleum and Coal Products Manufacturing - 0.8%
BP PLC - ADR	6,100	289,567
Primary Metal Manufacturing - 1.6%
Alcoa, Inc.	7,000	115,990
Matthews International Corporation	13,000	460,720
		576,710
Publishing Industries (except Internet) - 7.6%
CA, Inc.	40,000	952,000
Microsoft Corporation	40,600	1,125,635
Opnet Technologies, Inc.	20,000	571,800
		2,649,435
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.1%
The Charles Schwab Corporation	40,000	722,000
Support Activities for Mining - 0.6%
Hercules Offshore, Inc. (a)	59,100	195,621
Telecommunications - 12.4%
AT&T, Inc.	55,000	1,513,600
Consolidated Communications Holdings, Inc.	33,185	589,034
Telefonos de Mexico SAB de CV - ADR	20,000	346,200
Verizon Communications, Inc.	32,600	1,161,212
Windstream Corporation	57,000	730,170
		4,340,216
Transportation Equipment Manufacturing - 6.8%
The Boeing Company	15,200	1,056,096
Honeywell International, Inc.	23,650	1,324,636
		2,380,732
Utilities - 2.7%
FirstEnergy Corp.	24,100	942,792
TOTAL COMMON STOCKS (Cost $25,255,541)		29,160,061

EXCHANGE TRADED FUNDS - 4.5%
iShares iBoxx Investment Grade Corporate Bond Fund (a)	8,300	900,384
iShares MSCI Japan Index Fund	60,000	655,800
TOTAL EXCHANGE TRADED FUNDS (Cost $1,542,549)		1,556,184

SHORT TERM INVESTMENTS - 12.2%
Money Market Funds - 2.2%
AIM STIC - Liquid Assets Portfolio
0.177% (b)	757,618	757,618

	Principal
	Amount
U.S. Treasury Bills - 10.0%
United States Treasury Bill
0.032%, 03/31/2011 (c)	$3,500,000	3,499,820
TOTAL SHORT TERM INVESTMENTS (Cost $4,257,438)		4,257,438

Total Investments (Cost $31,055,528) - 100.1%		34,973,683
Liabilities in Excess of Other Assets - (0.1)%		(12,906)
TOTAL NET ASSETS - 100.0%		$34,960,777

The accompanying footnotes are on integral part of this Schedule of Investments.
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of January 31, 2011.
(c)	Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity.

Summary of Fair Value Exposure at January 31, 2011

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and realted inputs druing the period.  These inputs are summarized in the three broad levels listed below.

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price.  Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.  These securities will all generally be classified as Level 1.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Total Common Stocks*	$29,160,061	$29,160,061	$-	$-
Total Exchange Traded Funds	1,556,184	1,556,184
Short-Term Investments
Money Market Fund	757,618	757,618	-	-
U.S. Treasury Bill	3,499,820	-	3,499,820	-
Total Short Term Investments	4,257,438	757,618	3,499,820	-

Total Investment in Securities	$34,973,683	$31,473,863	$3,499,820	$-
* For detailed industry description, see the Schedule of Investments.

The Fund did not hold any Level 3 securities during the reporting period. There were no transfers of securities between levels during the reporting period.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows**:

Cost of investments		$31,055,528
Gross unrealized appreciation		6,893,310
Gross unrealized depreciation		(2,975,155)
Net unrealized appreciation		$3,918,155

**
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Fort Pitt Capital Funds

By (Signature and Title)          /s/ Robert Dickson
Robert Dickson, President

Date        3/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Robert Dickson
Robert Dickson, President

Date        3/9/2011

By (Signature and Title)*       /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date        3/15/2011